Receivables - Allowance for accounts receivable (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at period start	€ (6,465)
Reclassification	47	€ (12)
Financial assets at period end	(6,992)	(6,465)
Impairments | Receivables - current
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at period start	216	226
Additions charged to expense	112	27
Deductions from allowance	(88)	(26)
Reclassification	0	(1)
Other movements	5	(10)
Financial assets at period end	€ 245	€ 216